Significant Accounting Policies - Concentrations and Risks (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 customer item	Jun. 30, 2023 item customer	Dec. 31, 2023 customer
Number of advertising and promotional service provider | item	4	1
Number of customer	1		2
Revenue from contract with customer | Customer One
Number of customer	1	0
Customer concentration risk | Revenue from contract with customer | Customer One
Concentration risk (as a percent)	11.50%	10.00%